Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Option Pricing Assumptions

The weighted-average grant-date fair value of options granted during the year ended December 31, 2014 was $4.23. The fair value of each option was estimated using the following assumptions:

2014
Expected volatility	53.9%
Expected dividends	0.0%
Expected term (in years)	7.0
Risk free rate	1.9%

Summary Of Stock Option Activity

A summary of stock option activity under the Incentive Plan as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted-Average Remaining Contract Term (yrs)	Aggregate Intrinsic Value ($000's)
Outstanding as of January 1, 2016	1,726	$6.32
Granted	—	—
Exercised	—	—
Forfeited or Expired	(27)	6.43
Outstanding as of December 31, 2016	1,699	$6.32	3.7	$45

Vested at December 31, 2016	1,610	$6.24	3.6	$45
Vested or expected to vest at December 31, 2016	1,698	$6.32	3.7	$45

Summary of Non-Vested Restricted Stock Units

A summary of the status of the Company’s non-vested RSUs as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

Nonvested Restricted Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Outstanding as of January 1, 2016	2,196	$6.57
Granted	716	3.58
Vested	(112)	7.52
Forfeited	(268)	6.69
Outstanding as of December 31, 2016	2,532	$5.23

Expected to vest at December 31, 2016	1,191	$4.53